Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Earnings Per Share

	2020	2019	2018
(Loss)/income attributable to Royal Dutch Shell plc shareholders ($ million)	(21,680)	15,842	23,352

Weighted average number of A and B shares used as the basis for determining:
Basic earnings per share (million of shares)	7,795.6	8,058.3	8,282.8
Diluted earnings per share (million of shares)	7,795.6	8,112.5	8,348.7